Reverse Takeover Transaction	12 Months Ended
Dec. 31, 2019
Disclosure Of Reverse Takeover Transaction [Abstract]
Reverse Takeover Transaction

4. Reverse Takeover Transaction

Century Financial Capital Group Inc. ("Century") and FV Pharma executed a definitive business combination agreement on March 9, 2018 (the "Definitive Agreement"), whereby FV Pharma would be combined with Century to continue the business of FV Pharma.

Under the terms of the Definitive Agreement, the Transaction was completed by way of a "three-cornered amalgamation" pursuant to the provisions of the Business Corporations Act (Ontario), whereby 2620756 Ontario Inc., a wholly-owned subsidiary of Century, amalgamated with FV Pharma (the "Amalgamation"), and the amalgamated entity is now a wholly-owned subsidiary of the Company (the "Transaction").

Pursuant to the terms of the Definitive Agreement and in connection with the Amalgamation:

• Century amended its articles to: (i) amend and designate its outstanding common shares (the "Existing Century Shares") as Class B subordinate voting shares (the "Century Class B Shares"); and (ii) create a new class of Class A multiple voting shares (the "Century Class A Shares");

• holders of outstanding Class A common voting shares of FV Pharma (the "FV Class A Shares") received one (1) Century Class A Share for each one (1) FV Class A Share held;

• holders of outstanding Class B common non-voting shares of FV Pharma (the "FV Class B Shares" and, together with the FV Class A Shares, the "FV Shares"), including FV Class B Shares issued on conversion of the Subscription Receipts, received one (1) Century Class B Share for each one (1) FV Class B Share held; and

• all outstanding options to purchase FV Pharma Class B shares and options to purchase Century shares were exchanged, on an equivalent basis, for options to purchase Class B shares of the Company, and all outstanding warrants to purchase FV Pharma Class B Shares and warrants to purchase Century shares were exchanged, on an equivalent basis, for warrants to purchase Class B shares of the Company.

The Transaction has been accounted for as a "reverse takeover" as the issuance of shares to the former shareholders of FV Pharma resulted in the former shareholders of FV Pharma holding a majority of the issued and outstanding shares of the Company. Under this method of accounting, FV Pharma (the legal subsidiary) is deemed to be the acquirer and Century (the legal parent) is deemed to be the acquired company.